Note 4 - Acquisitions - Acquisitions Details (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
The 2024 Acquisitions [Member]
Cash Acquired from Acquisition		$ 33,294
The 2025 Acquisitions [Member]
Cash Acquired from Acquisition	$ 23,378